Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summaryof Significant Accounting Policies [Line Items]
Schedule of Basic and Diluted Net Income Per Share
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Year Ended December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income—basic and diluted	$10,048,693	$2,799,553	$11,375,685	$2,843,921
Denominator:
Basic and diluted weighted average ordinary shares outstanding	30,958,500	8,625,000	34,500,000	8,625,000

Basic and diluted net income per ordinary share	$0.32	$0.32	$0.33	$0.33

One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies [Line Items]
Schedule of Basic and Diluted Net Income Per Share
The reconciliation of the numerator and denominator of the Company’s basic and diluted earnings (loss) per share of Class A and B is shown in the following table (in whole dollars, except share and per share amounts):

	December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Numerator
Allocation of undistributed (losses)	$(10,152,148)	$(6,151,242)	$(9,497,987)	$(6,547,549)

Denominator
Weighted average shares outstanding	240,787	150,700	211,400	150,700
Weighted average warrants with nominal strike price outstanding	7,931	—	7,208	—

Weighted average common shares outstanding – basic	248,718	150,700	218,608	150,700

Basic net (loss) per share	$(40.82)	$(40.82)	$(43.45)	$(43.45)
Diluted net (loss) per share	$(40.82)	$(40.82)	$(43.45)	$(43.45)

Common stock equivalents:
Convertible debt	—	—	33,526	—
Class B conversion	150,700	—	150,700	—
Stock options	36,680	—	—	—
Series A Preferred Stock	46,935	—	—	—
Series A Preferred Stock PIK Dividend	1,468	—	—	—

Schedule of Consolidated Balane Sheet
The condensed balance sheets of the Company’s Consolidated VIEs as of December 31, 2023
,
and 2022, are summarized below. These amounts are included in the Company’s consolidated balance sheet (in whole dollars):

	December 31,
	2023	2022
ASSETS
Current assets	$731,171	$756,558
Net property, plant, and equipment	42,401,333	44,532,482
Other assets	1,353,065	479,139

Total assets	$44,485,569	$45,768,179

LIABILITIES
Current liabilities	$1,024,513	$360,163
Long-term liabilities	924,567	619,803

Total liabilities	$1,949,080	$979,966

Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheet to total cash equivalents and restricted cash reported within the consolidated statements of cash flows as of December 31, 2023
,
and 2022 (in whole dollars):

	December 31,
	2023	2022
Cash and cash equivalents	$1,368,991	$648,037
Restricted cash	1,106,798	1,106,375

Total cash and cash equivalents (including restricted cash)	$2,475,789	$1,754,412